Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Rental revenues	$ 91,382	$ 114,409	$ 185,788	$ 235,084
Related party rental revenues	110,333	106,883	220,667	206,867
Fee revenues	0	10,457	0	25,457
Other revenues	13,386	5,314	26,013	7,764
Total Revenues	215,101	237,063	432,468	475,172
Costs and Expenses
Operating expenses	117,942	122,497	235,021	252,984
General and administrative	34,843	40,919	86,737	93,473
Depreciation	96,764	96,764	193,528	193,528
Management fees	15,967	79,204	32,569	97,858
Total Costs and Expenses	265,516	339,384	547,855	637,843
(Loss) income from operations	(50,415)	(102,321)	(115,387)	(162,671)
Other Income and Expenses
Gain from condemnation	0	2,071,352	0	2,071,352
Gain on sale of securities	4,462	0	20,433	0
Interest income	127,132	83,987	254,360	147,658
Interest expense	0	0	0	(160)
Total Other Income	131,594	2,155,339	274,793	2,218,850
Net Income	81,179	2,053,018	159,406	2,056,179
Other Comprehensive Income
Unrealized gain (loss) from securities	(308,444)	(61,925)	(118,689)	(149,306)
Comprehensive Income (loss)	(227,265)	1,991,093	40,717	1,906,873
Net Income Attributable To:
Limited partners	79,149	2,001,693	155,420	2,004,774
General partner	2,030	51,325	3,986	51,405
Net Income	81,179	2,053,018	159,406	2,056,179
Weighted Average Units Outstanding	170,390	170,421	170,390	173,421
Net Income (Loss) per Unit of Limited Partnership Interest	$ 0.46	$ 11.54	$ 0.91	$ 11.56